OTHER OPERATING INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other operating income (expenses), net [Abstract]
Results of sundry assets	$ 1,190	$ 1,270	$ 2,009
Other operating income	0	0	10,625
Other operating income	1,190	1,270	12,634
Provision for legal claims and other matters	(2,783)	(1,678)	(3,180)
Other operating expense	(14,647)	(9,517)	0
Other operating expense	17,430	11,195	3,180
Other operating (expenses) income, net	$ (16,240)	$ (9,925)	$ 9,454